2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Dec. 31, 2017 R$ / $ R$ / €	Dec. 31, 2016 R$ / $ R$ / €
BRL/USD
Disclosure of fair value measurement of assets [line items]
Exchange rate | R$ / $	3.3080	3.2591
BRL/EUR
Disclosure of fair value measurement of assets [line items]
Exchange rate | R$ / €	3.9693	3.4384